Net loss per share - Summary of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net loss attributable to shareholders of the parent entity, basic	$ (2,357,231)	$ (2,049,897)	$ (1,181,875)
Net loss attributable to shareholders of the parent entity, diluted	$ (2,357,231)	$ (2,049,897)	$ (1,181,875)
Weighted-average number of common shares outstanding, basic (in shares)	2,775,125	2,110,355	2,110,210
Weighted-average number of common shares outstanding, diluted (in shares)	2,775,125	2,110,355	2,110,210
Net loss per share - basic (in dollars per share)	$ (0.85)	$ (0.97)	$ (0.56)
Net loss per share - diluted (in dollars per share)	$ (0.85)	$ (0.97)	$ (0.56)